Significant Accounting Policies - Summary of Impacts of Adopting IFRS 16 on Consolidated Statement of Financial Position (Details) - CAD ($)		Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Current assets:
Prepaid expenses		$ 2,296,003		$ 1,093,677	[1]
Non-current assets:
Right-of-use of assets		1,386,254
Total assets		168,775,947		90,220,575	[1]
Current liabilities:
Lease liabilities		450,125
Non-current liabilities:
Lease liabilities		1,141,314
Deferred lease inducements	[1]			207,745
Total liabilities and equity		$ 168,775,947		$ 90,220,575	[1]
Increase (Decrease) due to Application of IFRS 16
Current assets:
Prepaid expenses			$ (22,127)
Non-current assets:
Right-of-use of assets			1,176,744
Total assets			1,154,617
Current liabilities:
Lease liabilities			334,872
Non-current liabilities:
Lease liabilities			1,027,490
Deferred lease inducements			(207,745)
Total liabilities and equity			$ 1,154,617

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).